INTANGIBLE ASSETS (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Year ending December 31, 2021	$ 8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Intangible assets, net	$ 54,912	$ 0